BORROWINGS (Details 2) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 EUR-Denominated Bank Loans	Dec. 31, 2011 EUR-Denominated Bank Loans	Dec. 31, 2012 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2013-2018	Dec. 31, 2011 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2013-2018	Dec. 31, 2012 EUR-Denominated, LBBW, which will mature during 2013-2017	Dec. 31, 2011 EUR-Denominated, LBBW, which will mature during 2013-2017	Dec. 31, 2012 EUR-Denominated, Bank of China, which will mature during 2013-2016	Dec. 31, 2011 EUR-Denominated, Bank of China, which will mature during 2013-2016	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 RUB-Denominated Bank Loans	Dec. 31, 2011 RUB-Denominated Bank Loans	Dec. 31, 2012 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2017	Aug. 16, 2011 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2012 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2011 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2012 Notes in REPO	Dec. 31, 2011 RUB-Denominated, Gazprombank	Dec. 31, 2012 RUB-Denominated, Other, which will mature during 2013-2023	Dec. 31, 2011 RUB-Denominated, Other, which will mature during 2013-2023
Bank loans
Debt - related parties		$ 6,799,000
Total bank loans	4,975,406,000	5,341,006,000		1,198,179,000	1,062,159,000	923,182,000	580,742,000	167,000,000	204,507,000			83,333,000	31,762,000	51,503,000	18,889,000	40,688,000	26,351,000	42,961,000	21,704,000	36,495,000	6,287,000	12,574,000	3,004,000	9,356,000	188,153,000	234,082,000	55,032,000	64,033,000	30,884,000	36,215,000	95,630,000	116,812,000	4,584,000	8,958,000	2,023,000	8,064,000	3,589,074,000	4,037,966,000	3,292,430,000	3,105,967,000		131,697,000	434,835,000	147,659,000	472,107,000	17,288,000	25,057,000
Less: current portion	(573,597,000)	(283,025,000)
Total bank loans, long-term	4,401,809,000	5,057,981,000
Interest rate, base rate						LIBOR		LIBOR					LIBOR		LIBOR		LIBOR		LIBOR		LIBOR						EURIBOR		EURIBOR		EURIBOR		EURIBOR
Interest rate added to base rate (as a percent)						1.15%				0.23%	1.80%		0.30%		0.43%		0.30%		0.30%		0.35%						1.65%		0.75%		1.95%		0.35%
Effective interest rate, minimum (as a percent)								0.73%
Effective interest rate, maximum (as a percent)								2.31%
Interest rate (as a percent)						1.66%							0.81%		0.93%		0.81%		0.81%		0.86%						1.97%		1.07%		2.27%		0.67%						8.50%		8.95%	8.25%		6.13%
Percentage decrease in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																							0.45%
Percentage increase in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																							1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																							9.50%
Unamortized amount of initially capitalized debt issuance costs			26,700,000
Number of substantial amendments to credit facilities agreements	0	0
Borrowing costs and interest capitalized
Capitalized interest cost	58,300,000	52,300,000	43,900,000
Interest expense, net of amounts capitalized and amortization of debt issuance costs	$ 537,800,000	$ 628,400,000	$ 688,000,000